Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of operating lease expense
	Year ended December 31,
(in thousands)	2020	2019
The components of lease expense were as follows:
Operating leases expenses	$243	$192

Supplemental consolidated cash flow information related to operating leases follows:
Cash used in operating activities	$223	$188
Non-cash activity:
Right of use assets obtained in exchange for new operating lease liabilities	$398	$141

Schedule of operating lease related activities
	December 31,
(in thousands)	2020	2019
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$920	$501
Accumulated amortization	261	91
Operating lease Right-of-Use assets, net	$659	$410
Lease liabilities – current - Accounts payable and accrued liabilities	$203	$123
Lease liabilities – noncurrent	499	298
Total operating lease liabilities	$702	$421
Weighted average remaining lease term in years	3.64	3.33
Weighted average annual discount rate	11.9%	10.7%

(in thousands)
Maturities of operating lease liabilities as of December 31, 2020, were as follows:
2021	$258
2022	231
2023	182
2024	93
2025	53
Total undiscounted lease liability	817
Less: Imputed interest	(115)
Present value of lease liabilities	$702